Prospectus Supplement dated March 1, 2006 RiverSource Retirement Advisor Advantage Plus(SM) Variable Annuity/RiverSource Retirement Advisor Select Plus(SM) Variable Annuity S-6273 G (10/05)*

The information in this supplement updates and amends certain information contained in the variable annuity contract prospectus listed above. Please read it carefully and keep it with your variable annuity contract prospectus.

The shareholders of the RiverSource(SM) Variable Portfolio Funds held a regular meeting on Feb. 15, 2006. At that meeting, shareholders approved the following:

1. MERGERS. The merger of RiverSource Variable Portfolio - New Dimensions Fund(R) into the RiverSource Variable Portfolio - Large Cap Equity Fund and the merger of RiverSource Variable Portfolio - Strategy Aggressive Fund into RiverSource Variable Portfolio - Mid Cap Growth Fund. The merger is expected to take place on March 17, 2006. Upon the merger, RiverSource Variable Portfolio - New Dimensions Fund(R) and RiverSource Variable Portfolio - Strategy Aggressive Fund are no longer available as investment options under your contract.

2. INVESTMENT MANAGEMENT AND SERVICE AGREEMENT ("IMS AGREEMENT") WITH RIVERSOURCE INVESTMENTS, LLC. Shareholders approved the new IMS Agreement for all RiverSource Variable Portfolio Funds. This new IMS Agreement eliminates transfer agency services, which are provided under a separate transfer agent agreement. For certain funds listed in the table below, the proposed IMS Agreement includes an increase in the fee schedule. The new fees and expenses are effective on March 1, 2006. The net impact of these fee and expense changes is shown in the tables below. Expenses are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

The following tables replace information under "ANNUAL OPERATING EXPENSES OF THE FUNDS" on pages 8-11 of your prospectus:

The following table replaces the table entitled "Minimum and maximum total annual operating expenses for the funds" on page 8 of your prospectus:

Minimum and maximum total operating expenses for the funds

(Including management fee, distribution and/or service (12b-1) fees and other expenses)

                                                                     Minimum       Maximum
Total expenses before fee waivers and/or expense reimbursements       .53%          3.01%

The following table replaces the operating expenses of the RiverSource Variable Portfolio Funds in the table entitled "Total annual operating expenses for each fund underlying RAVA Advantage Plus and RAVA Select Plus" on pages 8-11 of your prospectus:


Total annual operating expenses for the RiverSource Variable Portfolio funds

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                           Management  Distribution   Other    Gross total
Fund Name                                                                     fees     (12b-1) fees  expenses annual expenses
RiverSource Variable Portfolio - Balanced Fund                                 0.54%      0.13%       0.14%     0.81%(17),(18)
RiverSource Variable Portfolio - Cash Management Fund                          0.33%      0.13%       0.15%     0.61%(17)
RiverSource Variable Portfolio - Core Bond Fund                                0.48%      0.13%       0.33%     0.94%(17),(19)
RiverSource Variable Portfolio - Diversified Bond Fund                         0.47%      0.13%       0.17%     0.77%(17)
RiverSource Variable Portfolio - Diversified Equity Income Fund                0.68%      0.13%       0.16%     0.97%(17),(18)
RiverSource Variable Portfolio - Emerging Markets Fund                         1.05%      0.13%       0.34%     1.52% (17),(18),(19)
RiverSource Variable Portfolio - Global Bond Fund                              0.71%      0.13%       0.20%     1.04%(17)
RiverSource Variable Portfolio - Global Inflation Protected Securities Fund    0.44%      0.13%       0.33%     0.90%(17),(19)
RiverSource Variable Portfolio - Growth Fund                                   0.66%      0.13%       0.17%     0.96%(17),(18)
RiverSource Variable Portfolio - High Yield Bond Fund                          0.59%      0.13%       0.16%     0.88%(17)
RiverSource Variable Portfolio - Income Opportunities Fund                     0.61%      0.13%       0.34%     1.08%(17),(19)
RiverSource Variable Portfolio - International Opportunity Fund                0.72%      0.13%       0.20%     1.05%(17),(18)
RiverSource Variable Portfolio - Large Cap Equity Fund                         0.56%      0.13%       0.14%     0.83%(17),(18)
RiverSource Variable Portfolio - Large Cap Value Fund                          0.60%      0.13%       1.86%     2.59% (17),(18),(19)
RiverSource Variable Portfolio - Mid Cap Growth Fund                           0.63%      0.13%       0.17%     0.93% (17),(18),(19)

S-6273-9 A (3/06)
* Valid until May 1, 2006.

Total annual operating expenses for the RiverSource Variable Portfolio funds (continued)

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                           Management  Distribution   Other     Gross total
Fund Name                                                                     fees     (12b-1) fees  expenses  annual expenses
RiverSource Variable Portfolio - Mid Cap Value Fund                            0.70%      0.13%       2.18%     3.01%(17),(19)
RiverSource Variable Portfolio - S&P 500 Index Fund                            0.22%      0.13%       0.18%     0.53%(17),(19)
RiverSource Variable Portfolio - Select Value Fund                             0.77%      0.13%       0.30%     1.20% (17),(18),(19)
RiverSource Variable Portfolio - Short Duration U.S. Government Fund           0.48%      0.13%       0.17%     0.78%(17)
RiverSource Variable Portfolio - Small Cap Advantage Fund                      0.80%      0.13%       0.22%     1.15%(17),(18)
RiverSource Variable Portfolio - Small Cap Value Fund                          0.92%      0.13%       0.24%     1.29% (17),(18),(19)


(17) The fund's expense figures are based on actual expenses for the fiscal year ended Aug. 31, 2005, adjusted to reflect current fees.

(18) Management fees include the impact of a performance incentive adjustment fee that decreased the management fee by 0.05% for RiverSource Variable Portfolio - Emerging Markets Fund, 0.04% for RiverSource Variable Portfolio
     - International Opportunity Fund, 0.02% for RiverSource Variable Portfolio
     - Large Cap Equity Fund, 0.07% for RiverSource Variable Portfolio - Mid Cap Growth Fund, 0.01% for RiverSource Variable Portfolio - Select Value Fund and 0.04% for RiverSource Variable Portfolio - Small Cap Value Fund. Management fees include the impact of a performance incentive adjustment fee that increased the management fee by 0.03% for RiverSource Variable Portfolio - Balanced Fund, 0.08% for RiverSource Variable Portfolio - Diversified Equity Income Fund, 0.06% for RiverSource Variable Portfolio - Growth Fund, 0.002% for RiverSource Variable Portfolio - Large Cap Value Fund and 0.01% for RiverSource Variable Portfolio - Small Cap Advantage Fund.

(19) RiverSource Investments and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2006, unless sooner terminated at the discretion of the fund's Board. Any amount waived will not be reimbursed by the fund. Under this agreement, net expenses, before giving effect to any performance incentive adjustment, will not exceed: 0.83% for RiverSource Variable Portfolio - Core Bond Fund, 1.75% for RiverSource Variable Portfolio - Emerging Markets Fund, 0.72% for RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 0.99% for RiverSource Variable Portfolio - Income Opportunities Fund, 1.05% for RiverSource Variable Portfolio - Large Cap Value Fund, 1.00% for RiverSource Variable Portfolio - Mid Cap Growth Fund, 1.08% for RiverSource Variable Portfolio - Mid Cap Value Fund, 0.495% for RiverSource Variable Portfolio - S&P 500 Index Fund, 1.15% for RiverSource Variable Portfolio - Select Value Fund and 1.25% for RiverSource Variable Portfolio - Small Cap Value Fund.

The following "Examples" replace those on pages 13-14 of your prospectus:


Examples
These examples are intended to help you compare the cost of investing in these contracts with the cost of investing in other variable annuity contracts. These costs include your transaction expenses, contract administrative charges(1), variable account annual expenses and fund fees and expenses.

These examples assume that you invest $10,000 in the contract for the time periods indicated. These examples also assume that your investment has a 5% return each year.

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds for the last fiscal year. They assume that you select the optional MAV, EEP and Withdrawal Benefit or Accumulation Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                          If you do not surrender your contract
                                                   If you surrender your contract        or if you select an annuity payout plan
                                              at the end of the applicable time period: at the end of the applicable time period:

Nonqualified Annuity                            1 year   3 years   5 years   10 years    1 year   3 years   5 years    10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule(3)   $1,541.79 $2,872.00 $4,133.89 $6,660.71   $741.79  $2,172.00  $3,533.89  $6,660.71
RAVA Advantage Plus
With a seven-year surrender charge schedule     1,441.79  2,772.00  3,933.89  6,660.71    741.79   2,172.00   3,533.89   6,660.71
RAVA Select Plus                                1,469.06  2,945.65  3,643.86  6,823.19    769.06   2,245.65   3,643.86   6,823.19
RAVA Select Plus - Texas                        1,569.06  2,845.65  3,643.86  6,823.19    769.06   2,245.65   3,643.86   6,823.19

                                                                                          If you do not surrender your contract
                                                   If you surrender your contract        or if you select an annuity payout plan
                                              at the end of the applicable time period: at the end of the applicable time period:

Qualified Annuity                               1 year   3 years   5 years  10 years     1 year   3 years   5 years 10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule(3)   $1,521.29 $2,816.35 $4,050.34 $6,535.44   $721.29  $2,116.35  $3,450.34  $6,535.44
RAVA Advantage Plus
With a seven-year surrender charge schedule     1,421.29  2,716.35  3,850.34  6,535.44    721.29   2,116.35   3,450.34   6,535.44
RAVA Select Plus                                1,448.56  2,890.32  3,561.30  6,701.46    748.56   2,190.32   3,561.30   6,701.46
RAVA Select Plus - Texas                        1,548.56  2,790.32  3,561.30  6,701.46    748.56   2,190.32   3,561.30   6,701.46



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

                                                                                          If you do not surrender your contract
                                                   If you surrender your contract        or if you select an annuity payout plan
                                              at the end of the applicable time period: at the end of the applicable time period:

Band 3 Annuity                                  1 year   3 years   5 years  10 years     1 year   3 years   5 years 10 years
RAVA Advantage Plus - Band 3
With a ten-year surrender charge schedule(3)   $1,500.79 $2,760.45 $3,966.05 $6,407.45   $700.79  $2,060.45  $3,366.05  $6,407.45
RAVA Advantage Plus - Band 3
With a seven-year surrender charge schedule     1,400.79  2,660.45  3,766.05  6,407.45    700.79   2,060.45   3,366.05   6,407.45
RAVA Select Plus - Band 3                       1,422.93  2,820.81  3,457.05  6,545.56    722.93   2,120.81   3,457.05   6,545.56
RAVA Select Plus - Texas - Band 3               1,522.93  2,720.81  3,457.05  6,545.56    722.93   2,120.81   3,457.05   6,545.56

Minimum Expenses. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds for the last fiscal year. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                                          If you do not surrender your contract
                                                   If you surrender your contract        or if you select an annuity payout plan
                                              at the end of the applicable time period: at the end of the applicable time period:

Nonqualified Annuity                            1 year   3 years   5 years   10 years    1 year   3 years   5 years     10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule(3)     $954.47 $1,179.60 $1,427.59 $1,808.38   $154.47    $479.60    $827.59  $1,808.38
RAVA Advantage Plus
With a seven-year surrender charge schedule       854.47  1,079.60  1,227.59  1,808.38    154.47     479.60     827.59   1,808.38
RAVA Select Plus                                  881.73  1,262.73    968.37  2,100.97    181.73     562.73     968.37   2,100.97
RAVA Select Plus - Texas                          981.73  1,162.73    968.37  2,100.97    181.73     562.73     968.37  2,100.97

                                                                                          If you do not surrender your contract
                                                   If you surrender your contract        or if you select an annuity payout plan
                                              at the end of the applicable time period: at the end of the applicable time period:

Qualified Annuity                               1 year   3 years   5 years  10 years     1 year   3 years   5 years     10 years
RAVA Advantage Plus
With a ten-year surrender charge schedule(3)     $933.97 $1,116.79 $1,320.70 $1,583.32   $133.97    $416.79    $720.70  $1,583.32
RAVA Advantage Plus
With a seven-year surrender charge schedule       833.97  1,016.79  1,120.70  1,583.32    133.97     416.79     720.70   1,583.32
RAVA Select Plus                                  861.23  1,200.27    862.66  1,881.69    161.23     500.27     862.66   1,881.69
RAVA Select Plus - Texas                          961.23  1,100.27    862.66  1,881.69    161.23     500.27     862.66   1,881.69

                                                                                          If you do not surrender your contract
                                                   If you surrender your contract        or if you select an annuity payout plan
                                              at the end of the applicable time period: at the end of the applicable time period:

Band 3 Annuity                                  1 year   3 years   5 years  10 years     1 year   3 years    5 years    10 years
RAVA Advantage Plus - Band 3
With a ten-year surrender charge schedule(3)     $913.47 $1,053.73 $1,212.92 $1,353.83   $113.47    $353.73    $612.92  $1,353.83
RAVA Advantage Plus - Band 3
With a seven-year surrender charge schedule       813.47    953.73  1,012.92  1,353.83    113.47     353.73     612.92   1,353.83
RAVA Select Plus - Band 3                         835.61  1,121.83    729.29  1,601.49    135.61     421.83     729.29   1,601.49
RAVA Select Plus - Texas - Band 3                 935.61  1,021.83    729.29  1,601.49    135.61     421.83     729.29   1,601.49

(1) In these examples, the contract administrative charge is approximated as a .027% charge for RAVA Advantage Plus, a .043% charge for RAVA Select Plus, a .043% for RAVA Select Plus - Texas, a .027% charge for RAVA Advantage Plus - Band 3, a .043% charge for RAVA Select Plus - Band 3 and a .043% charge for RAVA Select Plus - Texas - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.

(3) In Connecticut, your expenses would be slightly lower due to the modified ten-year surrender charge schedule.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

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